Intangible Assets (Details) - Schedule of Estimated Amortization Expense - Unique Logistics International, Inc. [Member] - USD ($)	May 31, 2023	May 31, 2022
Intangible Assets (Details) - Schedule of Estimated Amortization Expense [Line Items]
2024	$ 1,668,921
2025	1,501,671
2026	1,501,671
2027	1,501,671
2028	1,501,671
Thereafter	5,189,488
Intangible assets, net	$ 12,865,093	$ 7,337,704